OFF-BALANCE SHEET RISK (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Other Commitment, Total	$ 200,000	$ 200,000